Translation Reserve	6 Months Ended
Jun. 30, 2026
Translation Reserve [Abstract]
TRANSLATION RESERVE
21	TRANSLATION RESERVE

The translation reserve comprises all foreign exchange differences arising from the translation of the consolidated financial statements of foreign operations whose functional currency is different from that of the Company’s presentation currency and is non-distributable.